CONTRACT ASSETS	12 Months Ended
Dec. 31, 2021
CONTRACT ASSETS
CONTRACT ASSETS

7.    CONTRACT ASSETS

The breakdown of contract assets is as follows:

	2020	2021
Contract assets	1,351	2,588
Allowance for expected credit losses	(112)	(115)
Net	1,239	2,473
Short-term portion	(1,036)	(2,330)
Long-term portion	203	143

As at January 1, 2020, the opening balances of contract assets amounted to Rp944 billion.

Management believes that the allowance for expected credit losses is adequate to cover losses on uncollectible contract asset.

Refer to Note 32 for details of related party transactions.